Subsequent Events (Q1) (Details) - Subsequent Event [Member]	1 Months Ended
Apr. 27, 2023 USD ($) $ / shares
Subsequent Events (Details) [Line Items]
Sponsor amount	$ 1,200,000
warrant price (in Dollars per share) | $ / shares	$ 1
Note payable amount	$ 168,589